Royalty, Stream and Working Interests, Net - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Royalty, Stream and Working Interests, Net
Balance at beginning of period	$ 3,939.2	$ 3,668.3
Acquisitions	988.6	499.5
Impairments	(76.0)
Depletion	(243.9)	(268.9)
Impact of foreign exchange	(52.3)	40.3
Balance at end of period	4,555.6	3,939.2
Mineral Royalties
Royalty, Stream and Working Interests, Net
Balance at beginning of period	486.1	488.0
Acquisitions	0.5
Transfers	16.4	42.1
Depletion	(42.5)	(52.3)
Impact of foreign exchange	(10.4)	8.3
Balance at end of period	450.1	486.1
Streams
Royalty, Stream and Working Interests, Net
Balance at beginning of period	2,575.4	2,502.2
Acquisitions	630.4	265.8
Impairments	(75.4)
Depletion	(162.8)	(192.6)
Balance at end of period	2,967.6	2,575.4
Energy
Royalty, Stream and Working Interests, Net
Balance at beginning of period	682.7	448.9
Acquisitions	354.5	232.7
Depletion	(37.3)	(23.0)
Impact of foreign exchange	(33.3)	24.1
Balance at end of period	966.6	682.7
Advanced
Royalty, Stream and Working Interests, Net
Balance at beginning of period	151.9	188.8
Acquisitions	1.8
Transfers	(16.4)	(43.2)
Depletion	(1.1)	(1.0)
Impact of foreign exchange	(6.4)	7.3
Balance at end of period	129.8	151.9
Exploration
Royalty, Stream and Working Interests, Net
Balance at beginning of period	43.1	40.4
Acquisitions	1.4	1.0
Transfers		1.1
Impairments	(0.6)
Depletion	(0.2)
Impact of foreign exchange	(2.2)	0.6
Balance at end of period	$ 41.5	$ 43.1